FINANCIAL INSTRUMENTS - Narrative investments (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of fair value measurement of assets [line items]
True sales of receivables	$ 4,400	$ 4,500
Payables with early payment discount	$ 2,700	$ 2,900
Number of working days over which stock market prices are observed	90 days
Electricity option
Disclosure of fair value measurement of assets [line items]
Commitment to acquire (in percent)	0.51
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of fair value measurement of assets [line items]
Notional amount	$ 660